Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
A portion of the Company’s multi-year supply agreements are structured as “take or pay” arrangements which allow the supplier to invoice the Company for the full purchase price of polysilicon the Company is obliged to purchase each year at predetermined prices, whether or not the Company actually ordered the required volume, purchase obligations under “take or pay” arrangements are as follows:

Year ended December 31,	RMB	US$
2017	349,625	50,356
2018	1,539,797	221,777
2019	2,078,637	299,386
2010	2,078,637	299,386
2021	2,078,637	299,386
Thereafter	7,517,867	1,082,798
Total	15,643,200	2,253,089